Certain Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Certain Transactions [Abstract]
Schedule of fair value of the consideration transferred to Origin stockholders for the Origin transaction
	U.S. $ in thousands
Cash payments	$33,076	*
Issuance of ordinary shares to Origin stockholders	26,636
Contingent consideration at estimated fair value	37,400
Total consideration	$97,112

Schedule of preliminary allocation of the purchase price to assets acquired and liabilities
Allocation of Purchase Price
(U.S. $ in thousands)
Cash and cash equivalents	$2,083
Goodwill	35,694
Intangible assets	71,131
Other assets	5,285
Total assets acquired	114,193

Net deferred tax liabilities	14,007
Other labilities	3,074
Total liabilities assumed	17,081

Net assets acquired	$97,112